Partners' Capital - Distribution to Unitholders (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended
	Jan. 23, 2012	Jan. 21, 2011	Apr. 24, 2012	Apr. 21, 2011	Jun. 30, 2012	Dec. 31, 2011
Partners' Capital (Abstract)
Distributions per unit declared	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325
Common units entitled to distribution	69,372,077	37,946,183	69,372,077	37,946,183	69,372,077	69,372,077
General partner and IDR distributions	$ 329	$ 180	$ 329	$ 180